FirstNet (Narrative) (Details) - Licensing Agreements - FirstNet $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2017 USD ($) milestone
Government Contracts Subject to Renegotiation [Line Items]
Term of contract		25 years
Amount of success-based payments expected to be received		$ 6,500
Period over which success-based payments are expected to be received, construction period		5 years
Sustainability payment commitment amount		$ 18,000
Amount estimated to be reinvested into the network		$ 15,000
Amount submitted in sustainability payments	$ 120
Future sustainability payments due in 2021	120
Future sustainability payments due in 2022	195
Future sustainability payments due in 2023	195
Future sustainability payments due in 2024	195
Future sustainability payments due in 2025	195
Future sustainability payments due thereafter	16,620
Number of operating capability milestones | milestone		6
Refunds received under contract	$ 5,000
Expected refund collection period	2 years
Amount expected to receive for reinvestment above original success-based payments	$ 200
Maximum
Government Contracts Subject to Renegotiation [Line Items]
Anticipated amount of operating expenses over life of contract, adjusted for inflation (or less)		$ 3,000